Note 26 - Derivative financial instruments - Commodities Derivative Contracts (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	$ (816)	$ (1,349)
Hedge accounting reserve		8,100
Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Hedge accounting reserve	(620)	8,133	$ 13,122
Commodity Derivatives [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(808)	205
Hedge accounting reserve	(808)	205
Commodity Derivatives [member] | Commodities derivative contracts, LME Scrap [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(1,974)	1,376
Hedge accounting reserve	(1,974)	1,376
Commodity Derivatives [member] | Commodities derivative contracts, PSV Gas [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	1,097	(2,566)
Hedge accounting reserve	1,097	(2,566)
Commodity Derivatives [member] | Commodities derivative contracts, Nickel [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	52	1,966
Hedge accounting reserve	52	1,966
Commodity Derivatives [member] | Commodities derivative contracts, Houston Ship Channel Gas [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	34	(231)
Hedge accounting reserve	34	(231)
Commodity Derivatives [member] | Commodities derivative contracts, Electric Energy [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(17)	(340)
Hedge accounting reserve	$ (17)	$ (340)